Derivative instruments (Tables)	6 Months Ended
Jun. 30, 2021
Derivative financial instruments
Derivative [Line Items]
Disclosure Of Financial Assets Explanatory
As of 30.6.21, USD billion
Derivative
financial
assets
Notional values
related to derivative
financial assets
1
Derivative
financial
liabilities
Notional values
related to derivative
financial liabilities
1
Other
notional
values
2
Derivative financial instruments
Interest rate contracts 38.4 995 32.7 912 9,918
Credit derivative contracts 2.0 54 2.4 54 0
Foreign exchange contracts 49.5 3,074 47.4 2,869 2
Equity / index contracts 29.2 458 36.3 615 90
Commodity contracts 1.9 59 2.1 58 15
Loan commitments measured at FVTPL
0.0 1 0.0 11
Unsettled purchases of non-derivative financial instruments
3
0.3 29 0.3 26
Unsettled sales of non-derivative financial instruments
3
0.3 39 0.4 23
Total derivative financial instruments, based on IFRS netting
4
121.6 4,708 121.7 4,569 10,024
Further netting potential not recognized on the balance

sheet
5
(107.5) (106.8)
of which: netting of recognized financial liabilities / assets (86.8) (86.8)
of which: netting with collateral received / pledged (20.6) (20.0)
Total derivative financial instruments, after consideration of further netting potential 14.2 14.9
As of 31.3.21, USD billion
Derivative financial instruments
Interest rate contracts 39.9 991 34.0 901 11,707
Credit derivative contracts 2.3 65 2.5 62 0
Foreign exchange contracts 70.7 3,283 67.6 3,066 2
Equity / index contracts 32.2 468 38.7 599 97
Commodity contracts 2.2 62 2.0 54 12
Loan commitments measured at FVTPL
0.0 1 0.0 9
Unsettled purchases of non-derivative financial instruments
3
0.6 26 0.3 32
Unsettled sales of non-derivative financial instruments
3
0.4 41 0.8 21
Total derivative financial instruments, based on IFRS netting
4
148.3 4,937 146.0 4,745 11,817
Further netting potential not recognized on the balance

sheet
5
(130.1) (127.5)
of which: netting of recognized financial liabilities / assets (105.1) (105.1)
of which: netting with collateral received / pledged (25.0) (22.5)
Total derivative financial instruments, after consideration of further netting potential 18.2 18.5
As of 31.12.20, USD billion
Derivative financial instruments
Interest rate contracts 50.9 928 43.9 880 11,292
Credit derivative contracts 2.4 58 2.9 65 0
Foreign exchange contracts 68.7 2,951 70.5 2,820 1
Equity / index contracts 34.8 450 41.2 581 91
Commodity contracts 2.2 58 2.0 50 10
Loan commitments measured at FVTPL 0.0 10
Unsettled purchases of non-derivative financial instruments
3
0.3 18 0.2 10
Unsettled sales of non-derivative financial instruments
3
0.2 17 0.3 13
Total derivative financial instruments, based on IFRS netting
4
159.6 4,479 161.1 4,430 11,394
Further netting potential not recognized on the balance

sheet
5
(144.4) (141.2)
of which: netting of recognized financial liabilities / assets (117.2) (117.2)
of which: netting with collateral received / pledged (27.2) (23.9)
Total derivative financial instruments, after consideration of further netting potential 15.2 19.9
1 In cases where derivative

financial instruments are presented

on a net basis

on the balance sheet,

the respective notional

values of the netted

derivative financial instruments

are still presented on

a gross basis.
Notional amounts of exchange-traded agency transactions and OTC

-cleared transactions entered into on behalf of clients are

not disclosed, as they have a significantly different risk profile.

2 Other notional values
relate to derivatives

that are cleared

through either a

central counterparty

or an exchange.

The fair

value of these

derivatives is

presented on the

balance sheet net

of the corresponding

cash margin under

Cash
collateral receivables

on derivative

instruments and

Cash collateral

payables on

derivative instruments

and was

not material

for all

periods presented.

3 Changes

in the

fair value

of purchased

and sold

non-
derivative financial instruments between

trade date and

settlement date are recognized

as derivative financial

instruments.

4 Financial assets and

liabilities are presented net

on the balance sheet

if UBS has the
unconditional and legally

enforceable right to

offset the recognized

amounts, both

in the normal

course of business

and in the

event of default,

bankruptcy or insolvency

of UBS or

its counterparties,

and intends
either to settle on

a net basis or

to realize the

asset and settle the

liability simultaneously.

5 Reflects the netting

potential in accordance

with enforceable master

netting and similar arrangements

where not all
criteria for a

net presentation on

the balance sheet

have been met.

Refer to “Note

22 Offsetting financial

assets and financi

al liabilities” in

the “Consolidated financial

statements” section of

the Annual Report
2020 for more information.

Disclosure Of Financial Liabilities Explanatory
As of 30.6.21, USD billion
Derivative
financial
assets
Notional values
related to derivative
financial assets
1
Derivative
financial
liabilities
Notional values
related to derivative
financial liabilities
1
Other
notional
values
2
Derivative financial instruments
Interest rate contracts 38.4 995 32.7 912 9,918
Credit derivative contracts 2.0 54 2.4 54 0
Foreign exchange contracts 49.5 3,074 47.4 2,869 2
Equity / index contracts 29.2 458 36.3 615 90
Commodity contracts 1.9 59 2.1 58 15
Loan commitments measured at FVTPL
0.0 1 0.0 11
Unsettled purchases of non-derivative financial instruments
3
0.3 29 0.3 26
Unsettled sales of non-derivative financial instruments
3
0.3 39 0.4 23
Total derivative financial instruments, based on IFRS netting
4
121.6 4,708 121.7 4,569 10,024
Further netting potential not recognized on the balance

sheet
5
(107.5) (106.8)
of which: netting of recognized financial liabilities / assets (86.8) (86.8)
of which: netting with collateral received / pledged (20.6) (20.0)
Total derivative financial instruments, after consideration of further netting potential 14.2 14.9
As of 31.3.21, USD billion
Derivative financial instruments
Interest rate contracts 39.9 991 34.0 901 11,707
Credit derivative contracts 2.3 65 2.5 62 0
Foreign exchange contracts 70.7 3,283 67.6 3,066 2
Equity / index contracts 32.2 468 38.7 599 97
Commodity contracts 2.2 62 2.0 54 12
Loan commitments measured at FVTPL
0.0 1 0.0 9
Unsettled purchases of non-derivative financial instruments
3
0.6 26 0.3 32
Unsettled sales of non-derivative financial instruments
3
0.4 41 0.8 21
Total derivative financial instruments, based on IFRS netting
4
148.3 4,937 146.0 4,745 11,817
Further netting potential not recognized on the balance

sheet
5
(130.1) (127.5)
of which: netting of recognized financial liabilities / assets (105.1) (105.1)
of which: netting with collateral received / pledged (25.0) (22.5)
Total derivative financial instruments, after consideration of further netting potential 18.2 18.5
As of 31.12.20, USD billion
Derivative financial instruments
Interest rate contracts 50.9 928 43.9 880 11,292
Credit derivative contracts 2.4 58 2.9 65 0
Foreign exchange contracts 68.7 2,951 70.5 2,820 1
Equity / index contracts 34.8 450 41.2 581 91
Commodity contracts 2.2 58 2.0 50 10
Loan commitments measured at FVTPL 0.0 10
Unsettled purchases of non-derivative financial instruments
3
0.3 18 0.2 10
Unsettled sales of non-derivative financial instruments
3
0.2 17 0.3 13
Total derivative financial instruments, based on IFRS netting
4
159.6 4,479 161.1 4,430 11,394
Further netting potential not recognized on the balance

sheet
5
(144.4) (141.2)
of which: netting of recognized financial liabilities / assets (117.2) (117.2)
of which: netting with collateral received / pledged (27.2) (23.9)
Total derivative financial instruments, after consideration of further netting potential 15.2 19.9
1 In cases where derivative

financial instruments are presented

on a net basis

on the balance sheet,

the respective notional

values of the netted

derivative financial instruments

are still presented on

a gross basis.
Notional amounts of exchange-traded agency transactions and OTC

-cleared transactions entered into on behalf of clients are

not disclosed, as they have a significantly different risk profile.

2 Other notional values
relate to derivatives

that are cleared

through either a

central counterparty

or an exchange.

The fair

value of these

derivatives is

presented on the

balance sheet net

of the corresponding

cash margin under

Cash
collateral receivables

on derivative

instruments and

Cash collateral

payables on

derivative instruments

and was

not material

for all

periods presented.

3 Changes

in the

fair value

of purchased

and sold

non-
derivative financial instruments between

trade date and

settlement date are recognized

as derivative financial

instruments.

4 Financial assets and

liabilities are presented net

on the balance sheet

if UBS has the
unconditional and legally

enforceable right to

offset the recognized

amounts, both

in the normal

course of business

and in the

event of default,

bankruptcy or insolvency

of UBS or

its counterparties,

and intends
either to settle on

a net basis or

to realize the

asset and settle the

liability simultaneously.

5 Reflects the netting

potential in accordance

with enforceable master

netting and similar arrangements

where not all
criteria for a

net presentation on

the balance sheet

have been met.

Refer to “Note

22 Offsetting financial

assets and financi

al liabilities” in

the “Consolidated financial

statements” section of

the Annual Report
2020 for more information.

Disclosure Of Offsetting Of Financial Assets Explanatory
As of 30.6.21, USD billion
Derivative
financial
assets
Notional values
related to derivative
financial assets
1
Derivative
financial
liabilities
Notional values
related to derivative
financial liabilities
1
Other
notional
values
2
Derivative financial instruments
Interest rate contracts 38.4 995 32.7 912 9,918
Credit derivative contracts 2.0 54 2.4 54 0
Foreign exchange contracts 49.5 3,074 47.4 2,869 2
Equity / index contracts 29.2 458 36.3 615 90
Commodity contracts 1.9 59 2.1 58 15
Loan commitments measured at FVTPL
0.0 1 0.0 11
Unsettled purchases of non-derivative financial instruments
3
0.3 29 0.3 26
Unsettled sales of non-derivative financial instruments
3
0.3 39 0.4 23
Total derivative financial instruments, based on IFRS netting
4
121.6 4,708 121.7 4,569 10,024
Further netting potential not recognized on the balance

sheet
5
(107.5) (106.8)
of which: netting of recognized financial liabilities / assets (86.8) (86.8)
of which: netting with collateral received / pledged (20.6) (20.0)
Total derivative financial instruments, after consideration of further netting potential 14.2 14.9
As of 31.3.21, USD billion
Derivative financial instruments
Interest rate contracts 39.9 991 34.0 901 11,707
Credit derivative contracts 2.3 65 2.5 62 0
Foreign exchange contracts 70.7 3,283 67.6 3,066 2
Equity / index contracts 32.2 468 38.7 599 97
Commodity contracts 2.2 62 2.0 54 12
Loan commitments measured at FVTPL
0.0 1 0.0 9
Unsettled purchases of non-derivative financial instruments
3
0.6 26 0.3 32
Unsettled sales of non-derivative financial instruments
3
0.4 41 0.8 21
Total derivative financial instruments, based on IFRS netting
4
148.3 4,937 146.0 4,745 11,817
Further netting potential not recognized on the balance

sheet
5
(130.1) (127.5)
of which: netting of recognized financial liabilities / assets (105.1) (105.1)
of which: netting with collateral received / pledged (25.0) (22.5)
Total derivative financial instruments, after consideration of further netting potential 18.2 18.5
As of 31.12.20, USD billion
Derivative financial instruments
Interest rate contracts 50.9 928 43.9 880 11,292
Credit derivative contracts 2.4 58 2.9 65 0
Foreign exchange contracts 68.7 2,951 70.5 2,820 1
Equity / index contracts 34.8 450 41.2 581 91
Commodity contracts 2.2 58 2.0 50 10
Loan commitments measured at FVTPL 0.0 10
Unsettled purchases of non-derivative financial instruments
3
0.3 18 0.2 10
Unsettled sales of non-derivative financial instruments
3
0.2 17 0.3 13
Total derivative financial instruments, based on IFRS netting
4
159.6 4,479 161.1 4,430 11,394
Further netting potential not recognized on the balance

sheet
5
(144.4) (141.2)
of which: netting of recognized financial liabilities / assets (117.2) (117.2)
of which: netting with collateral received / pledged (27.2) (23.9)
Total derivative financial instruments, after consideration of further netting potential 15.2 19.9
1 In cases where derivative

financial instruments are presented

on a net basis

on the balance sheet,

the respective notional

values of the netted

derivative financial instruments

are still presented on

a gross basis.
Notional amounts of exchange-traded agency transactions and OTC

-cleared transactions entered into on behalf of clients are

not disclosed, as they have a significantly different risk profile.

2 Other notional values
relate to derivatives

that are cleared

through either a

central counterparty

or an exchange.

The fair

value of these

derivatives is

presented on the

balance sheet net

of the corresponding

cash margin under

Cash
collateral receivables

on derivative

instruments and

Cash collateral

payables on

derivative instruments

and was

not material

for all

periods presented.

3 Changes

in the

fair value

of purchased

and sold

non-
derivative financial instruments between

trade date and

settlement date are recognized

as derivative financial

instruments.

4 Financial assets and

liabilities are presented net

on the balance sheet

if UBS has the
unconditional and legally

enforceable right to

offset the recognized

amounts, both

in the normal

course of business

and in the

event of default,

bankruptcy or insolvency

of UBS or

its counterparties,

and intends
either to settle on

a net basis or

to realize the

asset and settle the

liability simultaneously.

5 Reflects the netting

potential in accordance

with enforceable master

netting and similar arrangements

where not all
criteria for a

net presentation on

the balance sheet

have been met.

Refer to “Note

22 Offsetting financial

assets and financi

al liabilities” in

the “Consolidated financial

statements” section of

the Annual Report
2020 for more information.

Disclosure Of Offsetting Of Financial Liabilities Explanatory
As of 30.6.21, USD billion
Derivative
financial
assets
Notional values
related to derivative
financial assets
1
Derivative
financial
liabilities
Notional values
related to derivative
financial liabilities
1
Other
notional
values
2
Derivative financial instruments
Interest rate contracts 38.4 995 32.7 912 9,918
Credit derivative contracts 2.0 54 2.4 54 0
Foreign exchange contracts 49.5 3,074 47.4 2,869 2
Equity / index contracts 29.2 458 36.3 615 90
Commodity contracts 1.9 59 2.1 58 15
Loan commitments measured at FVTPL
0.0 1 0.0 11
Unsettled purchases of non-derivative financial instruments
3
0.3 29 0.3 26
Unsettled sales of non-derivative financial instruments
3
0.3 39 0.4 23
Total derivative financial instruments, based on IFRS netting
4
121.6 4,708 121.7 4,569 10,024
Further netting potential not recognized on the balance

sheet
5
(107.5) (106.8)
of which: netting of recognized financial liabilities / assets (86.8) (86.8)
of which: netting with collateral received / pledged (20.6) (20.0)
Total derivative financial instruments, after consideration of further netting potential 14.2 14.9
As of 31.3.21, USD billion
Derivative financial instruments
Interest rate contracts 39.9 991 34.0 901 11,707
Credit derivative contracts 2.3 65 2.5 62 0
Foreign exchange contracts 70.7 3,283 67.6 3,066 2
Equity / index contracts 32.2 468 38.7 599 97
Commodity contracts 2.2 62 2.0 54 12
Loan commitments measured at FVTPL
0.0 1 0.0 9
Unsettled purchases of non-derivative financial instruments
3
0.6 26 0.3 32
Unsettled sales of non-derivative financial instruments
3
0.4 41 0.8 21
Total derivative financial instruments, based on IFRS netting
4
148.3 4,937 146.0 4,745 11,817
Further netting potential not recognized on the balance

sheet
5
(130.1) (127.5)
of which: netting of recognized financial liabilities / assets (105.1) (105.1)
of which: netting with collateral received / pledged (25.0) (22.5)
Total derivative financial instruments, after consideration of further netting potential 18.2 18.5
As of 31.12.20, USD billion
Derivative financial instruments
Interest rate contracts 50.9 928 43.9 880 11,292
Credit derivative contracts 2.4 58 2.9 65 0
Foreign exchange contracts 68.7 2,951 70.5 2,820 1
Equity / index contracts 34.8 450 41.2 581 91
Commodity contracts 2.2 58 2.0 50 10
Loan commitments measured at FVTPL 0.0 10
Unsettled purchases of non-derivative financial instruments
3
0.3 18 0.2 10
Unsettled sales of non-derivative financial instruments
3
0.2 17 0.3 13
Total derivative financial instruments, based on IFRS netting
4
159.6 4,479 161.1 4,430 11,394
Further netting potential not recognized on the balance

sheet
5
(144.4) (141.2)
of which: netting of recognized financial liabilities / assets (117.2) (117.2)
of which: netting with collateral received / pledged (27.2) (23.9)
Total derivative financial instruments, after consideration of further netting potential 15.2 19.9
1 In cases where derivative

financial instruments are presented

on a net basis

on the balance sheet,

the respective notional

values of the netted

derivative financial instruments

are still presented on

a gross basis.
Notional amounts of exchange-traded agency transactions and OTC

-cleared transactions entered into on behalf of clients are

not disclosed, as they have a significantly different risk profile.

2 Other notional values
relate to derivatives

that are cleared

through either a

central counterparty

or an exchange.

The fair

value of these

derivatives is

presented on the

balance sheet net

of the corresponding

cash margin under

Cash
collateral receivables

on derivative

instruments and

Cash collateral

payables on

derivative instruments

and was

not material

for all

periods presented.

3 Changes

in the

fair value

of purchased

and sold

non-
derivative financial instruments between

trade date and

settlement date are recognized

as derivative financial

instruments.

4 Financial assets and

liabilities are presented net

on the balance sheet

if UBS has the
unconditional and legally

enforceable right to

offset the recognized

amounts, both

in the normal

course of business

and in the

event of default,

bankruptcy or insolvency

of UBS or

its counterparties,

and intends
either to settle on

a net basis or

to realize the

asset and settle the

liability simultaneously.

5 Reflects the netting

potential in accordance

with enforceable master

netting and similar arrangements

where not all
criteria for a

net presentation on

the balance sheet

have been met.

Refer to “Note

22 Offsetting financial

assets and financi

al liabilities” in

the “Consolidated financial

statements” section of

the Annual Report
2020 for more information.

Cash collateral receivables on derivative instruments
Derivative [Line Items]
Disclosure Of Offsetting Of Financial Assets Explanatory
USD billion
Receivables
30.6.21
Payables
30.6.21
Receivables
31.3.21
Payables
31.3.21
Receivables
31.12.20
Payables
31.12.20
Cash collateral on derivative instruments, based on IFRS netting
1
29.8 32.2 35.0 36.6 32.7 37.3
Further netting potential not recognized on the balance

sheet
2
(18.3) (16.9) (21.1) (20.7) (21.1) (21.6)
of which: netting of recognized financial liabilities / assets (15.9) (14.4) (18.2) (18.3) (19.6) (19.6)
of which: netting with collateral received / pledged (2.4) (2.5) (2.9) (2.3) (1.5) (2.1)
Cash collateral on derivative instruments, after consideration of further netting potential 11.5 15.3 14.0 15.9 11.6 15.7
1 Financial assets and liabilities

are presented net on

the balance sheet if UBS

has the unconditional and

legally enforceable right to offset

the recognized amounts,

both in the normal course

of business and in

the
event of default,

bankruptcy or insolvency

of UBS or

its counterparties,

and intends either

to settle on

a net basis

or to realize

the asset and

settle the

liability simultaneously.

2 Reflects the

netting potential in
accordance with enforceable

master netting

and similar

arrangements where

not all criteria

for a net

presentation on the

balance sheet

have been met.

Refer to “Note

22 Offsetting financial

assets and

financial
liabilities” in the “Consolidated financial statements” section of the Annual Report 2020 for more information.

Disclosure Of Offsetting Of Financial Liabilities Explanatory
USD billion
Receivables
30.6.21
Payables
30.6.21
Receivables
31.3.21
Payables
31.3.21
Receivables
31.12.20
Payables
31.12.20
Cash collateral on derivative instruments, based on IFRS netting
1
29.8 32.2 35.0 36.6 32.7 37.3
Further netting potential not recognized on the balance

sheet
2
(18.3) (16.9) (21.1) (20.7) (21.1) (21.6)
of which: netting of recognized financial liabilities / assets (15.9) (14.4) (18.2) (18.3) (19.6) (19.6)
of which: netting with collateral received / pledged (2.4) (2.5) (2.9) (2.3) (1.5) (2.1)
Cash collateral on derivative instruments, after consideration of further netting potential 11.5 15.3 14.0 15.9 11.6 15.7
1 Financial assets and liabilities

are presented net on

the balance sheet if UBS

has the unconditional and

legally enforceable right to offset

the recognized amounts,

both in the normal course

of business and in

the
event of default,

bankruptcy or insolvency

of UBS or

its counterparties,

and intends either

to settle on

a net basis

or to realize

the asset and

settle the

liability simultaneously.

2 Reflects the

netting potential in
accordance with enforceable

master netting

and similar

arrangements where

not all criteria

for a net

presentation on the

balance sheet

have been met.

Refer to “Note

22 Offsetting financial

assets and

financial
liabilities” in the “Consolidated financial statements” section of the Annual Report 2020 for more information.

Cash collateral payables on derivative instruments
Derivative [Line Items]
Disclosure Of Offsetting Of Financial Assets Explanatory
USD billion
Receivables
30.6.21
Payables
30.6.21
Receivables
31.3.21
Payables
31.3.21
Receivables
31.12.20
Payables
31.12.20
Cash collateral on derivative instruments, based on IFRS netting
1
29.8 32.2 35.0 36.6 32.7 37.3
Further netting potential not recognized on the balance

sheet
2
(18.3) (16.9) (21.1) (20.7) (21.1) (21.6)
of which: netting of recognized financial liabilities / assets (15.9) (14.4) (18.2) (18.3) (19.6) (19.6)
of which: netting with collateral received / pledged (2.4) (2.5) (2.9) (2.3) (1.5) (2.1)
Cash collateral on derivative instruments, after consideration of further netting potential 11.5 15.3 14.0 15.9 11.6 15.7
1 Financial assets and liabilities

are presented net on

the balance sheet if UBS

has the unconditional and

legally enforceable right to offset

the recognized amounts,

both in the normal course

of business and in

the
event of default,

bankruptcy or insolvency

of UBS or

its counterparties,

and intends either

to settle on

a net basis

or to realize

the asset and

settle the

liability simultaneously.

2 Reflects the

netting potential in
accordance with enforceable

master netting

and similar

arrangements where

not all criteria

for a net

presentation on the

balance sheet

have been met.

Refer to “Note

22 Offsetting financial

assets and

financial
liabilities” in the “Consolidated financial statements” section of the Annual Report 2020 for more information.

Disclosure Of Offsetting Of Financial Liabilities Explanatory
USD billion
Receivables
30.6.21
Payables
30.6.21
Receivables
31.3.21
Payables
31.3.21
Receivables
31.12.20
Payables
31.12.20
Cash collateral on derivative instruments, based on IFRS netting
1
29.8 32.2 35.0 36.6 32.7 37.3
Further netting potential not recognized on the balance

sheet
2
(18.3) (16.9) (21.1) (20.7) (21.1) (21.6)
of which: netting of recognized financial liabilities / assets (15.9) (14.4) (18.2) (18.3) (19.6) (19.6)
of which: netting with collateral received / pledged (2.4) (2.5) (2.9) (2.3) (1.5) (2.1)
Cash collateral on derivative instruments, after consideration of further netting potential 11.5 15.3 14.0 15.9 11.6 15.7
1 Financial assets and liabilities

are presented net on

the balance sheet if UBS

has the unconditional and

legally enforceable right to offset

the recognized amounts,

both in the normal course

of business and in

the
event of default,

bankruptcy or insolvency

of UBS or

its counterparties,

and intends either

to settle on

a net basis

or to realize

the asset and

settle the

liability simultaneously.

2 Reflects the

netting potential in
accordance with enforceable

master netting

and similar

arrangements where

not all criteria

for a net

presentation on the

balance sheet

have been met.

Refer to “Note

22 Offsetting financial

assets and

financial
liabilities” in the “Consolidated financial statements” section of the Annual Report 2020 for more information.